Consolidated Balance Sheets - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Current assets
Cash and cash equivalents	$ 1,028,381	$ 1,386,737
Accounts receivable, net	63,353	123,669
Investment tax credits receivable	300,404	292,712
Other tax credits	53,570	139,623
Prepaid expenses	12,976	16,120
Total Current Assets	1,458,864	1,958,861
Investments	$ 788	905
Long term deposits		9,722
Intangible assets	$ 4,358	13,814
Property and equipment, net	24,506	34,570
Total Assets	1,488,516	2,017,872
Current liabilities
Accounts payable	25,309	30,653
Accrued liabilities	87,143	55,320
Deferred revenue	186,034	225,465
Total current liabiliities	$ 298,486	$ 311,438
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable by the holder for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at March 31, 2014 and 2013.
Common shares, no par value, Unlimited authorized shares; 135,460,867 shares issued and outstanding as at March 31, 2014 and 135,460,867 shares as at March 31, 2013.	$ 19,432,795	$ 19,362,796
Additional paid-in capital	2,955,865	2,943,966
Accumulated deficit	(20,901,590)	(20,664,842)
Accumulated other comprehensive income	(297,040)	64,514
Total shareholders' equity	1,190,030	1,706,434
Total liability and equity	$ 1,488,516	$ 2,017,872